PGIM Jennison Health Sciences Fund Investment Strategy - PGIM Jennison Health Sciences Fund	Jan. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments whose prices will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of health sciences companies, such as pharmaceutical companies, biotechnology companies, medical device manufacturers, healthcare service providers and health maintenance organizations (“HMOs”) and other companies that derive at least 50% of their assets, revenues or profits from operations in the Health Care sector. The group of industries in which the Fund concentrates its investments is known as its “sector.” The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund invests in securities of issuers among a number of different countries throughout the world, one of which is the United States. The Fund has no limit on the amount of assets that must be invested in each country. However, the Fund’s investments in the securities of non-U.S. issuers, which are referred to as “foreign securities” and includes stocks and other equity-related securities, is limited to 35% of the Fund's total assets. The Fund participates in the initial public offering (“IPO”) market. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The Fund holds those equity and equity-related securities in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term and believe have limited downside potential in the short term. The portfolio managers use fundamental and quantitative analyses to select individual securities.
Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of health sciences companies, such as pharmaceutical companies, biotechnology companies, medical device manufacturers, healthcare service providers and health maintenance organizations (“HMOs”) and other companies that derive at least 50% of their assets, revenues or profits from operations in the Health Care sector.